UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
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Title:    Chief Operating Officer
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Phone:    (212) 302-9500
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Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      11/04/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  45
                                        -------------------

Form 13F Information Table Value Total:  $  403,746
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------- ----- ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  13,076      707,973   X                               168,469   539,504
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103  10,759      919,568   X                               218,742   700,826
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108  15,436      355,677   X                                89,013   266,664
AVENTIS ADR SPONSORED   FOREIGN COMMON  053561106  14,247      272,405   X                                65,282   207,123
AXA ADR SPONSORED       FOREIGN COMMON  054536107   8,227      484,224   X                               125,569   358,655
BANK AMER CORP COM      COMMON          060505104   3,236       41,464   X                                 8,736    32,728
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204  15,715      506,945   X                               125,640   381,305
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104   8,272      196,476   X                                48,610   147,866
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  11,366      452,992   X                               105,031   347,961
CANON INC ADR           FOREIGN COMMON  138006309   6,979      143,246   X                                36,080   107,166
CITIGROUP INC COM       COMMON          172967101   4,793      105,325   X                                23,494    81,831
COCA COLA CO            COMMON          191216100   3,807       88,624   X                                19,428    69,196
DANSKE BK A/S ADR       FOREIGN COMMON  236363107   6,654      349,296   X                                84,814   264,482
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  13,601      308,070   X                                74,782   233,288
ENDESA SA ADR SPONSOR   FOREIGN COMMON  29258N107  12,989      835,328   X                               198,864   636,464
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  11,719      153,125   X                                37,750   115,375
EXXON MOBIL CORP COM    COMMON          30231G102   4,103      112,096   X                                23,723    88,373
FEDERAL NAT MORTGAGE    COMMON          313586109   3,969       56,545   X                                12,219    44,326
GENERAL ELEC CO         COMMON          369604103   3,739      125,440   X                                27,865    97,575
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105  13,739      324,039   X                                80,789   243,250
HEINEKEN N V ADR        FOREIGN COMMON  423012202  12,295      338,531   X                                81,890   256,641
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  17,303      262,164   X                                62,435   199,729
I B M                   COMMON          459200101   4,175       47,270   X                                 9,949    37,321
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103  10,943      591,509   X                               139,802   451,707
JOHNSON & JOHNSON       COMMON          478160104   3,813       76,995   X                                16,635    60,360
KAO CORP ADR            FOREIGN COMMON  485537203   8,681       41,092   X                                 9,858    31,234
LILLY, ELI AND COMPAN   COMMON          532457108   3,570       60,095   X                                13,575    46,520
LLOYDS TSB GROUP ADR    FOREIGN COMMON  539439109   5,364      193,988   X                                47,235   146,753
MERCK & CO INC          COMMON          589331107   3,480       68,755   X                                15,585    53,170
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406  16,603      288,050   X                                68,383   219,667
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204  10,927      700,477   X                               164,921   535,556
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  15,658      403,147   X                                94,487   308,660
PFIZER INC              COMMON  COMMON  717081103   2,605       85,735   X                                20,292    65,443
PROCTER & GAMBLE COMP   COMMON          742718109   4,323       46,570   X                                 9,877    36,693
ROYAL DUTCH PETE CO N   FOREIGN COMMON  780257804  10,512      237,825   X                                58,352   179,473
SAN PAOLO-IMI S P A A   FOREIGN COMMON  799175104   6,242      312,871   X                                80,200   232,671
SANOFI-SYNTHELABO SA    FOREIGN COMMON  80105N105  11,398      377,171   X                                92,571   284,600
SBC COMMUNICATIONS IN   COMMON          78387G103   3,079      138,364   X                                37,311   101,053
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501  11,673      196,486   X                                50,923   145,563
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  12,609      946,597   X                               221,137   725,460
TOTAL FINA ELF S A AD   COMMON          89151E109  13,671      180,356   X                                42,400   137,956
UBS AG SHS              FOREIGN COMMON  H8920M855   9,845      175,083   X                                43,540   131,543
UNILEVER N V NEW YORK   FOREIGN COMMON  904784709     709       11,983   X                                11,575       408
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  14,670      423,485   X                                87,378   336,107
VERIZON COMMUNICATION   COMMON          92343V104   3,172       97,770   X                                22,790    74,980
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